Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 5: CASH AND CASH EQUIVALENTS

	December 31,
	2022	2021
	U.S. dollars in thousands

Cash in banks and on hand	1,413	599
Bank deposits with original maturities of three months or less*	681	2,370

	2,094	2,969

*	Deposits with maturity of less than three months, which in 2022 bear an interest of 4.5% per annum (in 2021: 0.58-1.6%).

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2022	2021
	U.S. dollars in thousands

U.S. dollars	2,009	2,807
NIS (not linked to the Israeli CPI)	85	162

	2,094	2,969